Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents	€ 10,155	€ 8,254
Financial assets, classified as cash equivalents	6,804	5,496
Restricted cash	97	€ 115
US Dollars
Cash and cash equivalents
Cash and cash equivalents	4,134
Financial assets, classified as cash equivalents	2,581
Euro
Cash and cash equivalents
Cash and cash equivalents	5,143
Financial assets, classified as cash equivalents	€ 3,631